PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
Depreciation of an asset commences when it is available for use. PP&E is depreciated for each component of the asset classes as follows:

Buildings	Up to 50 years
Right-of-use assets	Up to 40 years but not exceeding the term of the lease
Machinery and equipment	Up to 20 years

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Others	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2021	$86	$2,595	$1,192	$476	$568	$4,917
Additions (cash and non-cash)	—	76	172	6	61	315
Dispositions	—	(9)	(119)	(3)	(24)	(155)
Transfers and assets reclassified as held for sale (1)	—	(4)	(2)	4	(1)	(3)
Foreign currency translation and other (2)	(5)	(159)	(42)	(23)	(25)	(254)
Balance at December 31, 2021	$81	$2,499	$1,201	$460	$579	$4,820
Additions (cash and non-cash)	—	95	198	3	90	386
Dispositions	(8)	—	(19)	(1)	(29)	(57)
Acquisitions through business combinations (3)	1	18	80	15	38	152
Transfers and assets reclassified as held for sale (1)	(9)	(12)	(51)	(1)	(6)	(79)
Foreign currency translation and other (2)	(2)	(302)	(54)	(25)	(29)	(412)
Balances at December 31, 2022	$63	$2,298	$1,355	$451	$643	$4,810
Accumulated depreciation and impairment
Balance at January 1, 2021	$—	$(107)	(344)	(29)	(119)	(599)
Depreciation and impairment expense	—	(67)	(171)	(19)	(84)	(341)
Dispositions	—	4	111	2	21	138
Transfers and assets reclassified as held for sale (1)	—	(16)	2	—	—	(14)
Foreign currency translation and other	—	8	10	2	12	32
Balance at December 31, 2021	$—	$(178)	$(392)	$(44)	$(170)	$(784)
Depreciation and impairment expense	—	(63)	(168)	(26)	(89)	(346)
Dispositions	—	—	13	—	23	36
Transfers and assets reclassified as held for sale (1)	—	—	6	—	1	7
Foreign currency translation and other	—	14	13	5	10	42
Balances at December 31, 2022	$—	$(227)	$(528)	$(65)	$(225)	$(1,045)
Net book value
December 31, 2021	$81	$2,321	$809	$416	$409	$4,036
December 31, 2022	$63	$2,071	$827	$386	$418	$3,765
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(1)See Note 10 for additional information.
(2)Includes a decrease of $167 million (2021: decrease of $37 million) in capitalized costs associated with decommissioning certain assets at the company’s nuclear technology services operations primarily as a result of updates to the discount rate used.
(3)See Note 3 for additional information.
The right-of-use assets by class of underlying asset as at December 31, 2022 and the depreciation/impairment expense recognized on right-of-use assets by class of underlying asset for the year ended December 31, 2022 are outlined below:

	Year ended December 31, 2022
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$2	$379	$37	$418
Depreciation/impairment expense	—	(51)	(38)	$(89)

	Year ended December 31, 2021
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$2	$365	$42	$409
Depreciation/impairment expense	—	(69)	(15)	$(84)